Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Consolidated Statements of Comprehensive Income
Consolidated net profit	€ 500	€ 213	€ 163
Items for reclassification to profit or loss
Translation differences	(1,052)	515	(304)
Equity accounted investees / Translation differences	(3)	(19)	(62)
Other comprehensive income from non-current assets held for sale		(2)	2
Cash flow hedges - effective portion of changes in fair value	(1)	2	(22)
Cash flow hedges - amounts taken to profit or loss		(3)	23
Total other comprehensive (loss) income recognized for the year that may be reclassified subsequently to profit or loss	(1,056)	493	(363)
Gains (losses) from defined benefit plans	6	3	(3)
Gains (losses) from financial assets measured at fair value through comprehensive income	(80)	(18)	0
Tax effect	(2)	(3)	2
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	(76)	(18)	(1)
Total Other comprehensive income (loss) for the year	(1,132)	475	(364)
Total comprehensive income / (expense) for the year	(632)	688	(201)
Total comprehensive income attributable to the Parent	(488)	526	(278)
Total comprehensive income attributable to non-controlling interests	€ (144)	€ 162	€ 77

[1]	(See Note 2.d)